LOANS AND DEBENTURES (Details 7) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Premium on repurchase of debt securities (Eurobonds)	R$ 47	R$ 491
Ending Balance	3,975
Loans, financing and debentures [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	11,364	15,020	14,777
Liabilities arising from business combination		13	10
Initial balance for consolidation purposes			14,787
Loans and financings obtained			850
(-) Transaction costs	(18)		(24)
Monetary variation	167	331	187
Exchange rate variation	(338)	353	1,742
Financial charges provisioned		1,162	1,211
Amortization of transaction cost	7	20	15
Financial charges paid	(1,010)	(1,589)	(1,212)
Amortization of financings	(2,613)	(4,437)	(2,531)
Reclassification to "Other obligations"			(8)
Subtotal			15,017
FIC Pampulha: Marketable securities of subsidiary companies			3
Discount and premium on repurchase of debt securities (Eurobonds)		491
Borrowings	2,000
Net borrowings	1,981
Accrued financial charges	975
Premium on repurchase of debt securities (Eurobonds)	47
Ending Balance	R$ 10,580	R$ 11,364	R$ 15,020